Investment Objectives and Goals	Jan. 09, 2026
Leverage Shares 2X Short OKLO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Short OKLO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse investment results, before fees and expenses, of minus two times (-200%) of the daily percentage change in the price of the common stock of OKLO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long CRML Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CRML Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of CRML. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long USAR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long USAR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of USAR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long UUUU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long UUUU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of UUUU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long LAES Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long LAES Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of LAES. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BITF Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BITF Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of BITF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ALB Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ALB Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ALB. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long FCX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long FCX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of FCX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ONDS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ONDS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ONDS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long POET Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long POET Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of POET. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long UAMY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long UAMY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of UAMY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long AXP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long AXP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of AXP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long UEC Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long UEC Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of UEC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long GLW Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long GLW Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of GLW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long GILD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long GILD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of GILD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long PLUG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long PLUG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of PLUG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long DNN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long DNN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of DNN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SLB Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SLB Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SLB. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long RCAT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long RCAT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of RCAT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long DFDV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long DFDV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of DFDV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long NMAX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long NMAX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of NMAX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long FORD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long FWDI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of the Underlying Security. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BYND Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BYND Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of BYND. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long HIVE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long HIVE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of HIVE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BTBT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BTBT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of BTBT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long WULF Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long WULF Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of WULF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BTDR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BTDR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of BTDR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long CORZ Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CORZ Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of CORZ. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long HUT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long HUT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of HUT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BTCS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BTCS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of BTCS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ZS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ZS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ZS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long CAVA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CAVA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of CAVA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long GAP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long GAP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of GAP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long UPXI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long UPXI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of UPXI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SUIG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SUIG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SUIG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long RR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long RR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of RR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long XPEV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long XPEV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the ADR of XPEV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long LI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long LI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the ADR of LI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SKYT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SKYT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SKYT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ORLY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ORLY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ORLY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.